T. ROWE PRICE Institutional Emerging Markets Equity Fund
January 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA
1.6%
Common Stocks 1.6%
MercadoLibre (USD) (1) 15,954 28,390
Tenaris , ADR (USD) 414,100 6,402
Total Argentina (Cost
$12,160
)
34,792
BELGIUM
0.7%
Common Stocks 0.7%
Anheuser-Busch InBev 242,231 15,206
Total Belgium (Cost
$21,378
)
15,206
BRAZIL
6.6%
Common Stocks 4.2%
B3 1,633,600 17,878
Lojas Renner 1,108,445 8,436
Pagseguro Digital, Class A (USD) (1) 248,929 12,185
Raia Drogasil 4,584,615 20,864
Rede D'Or Sao Luiz 476,848 5,691
StoneCo , Class A (USD) (1) 189,869 13,652
XP, Class A (USD) (1) 257,186 11,224
89,930
Preferred Stocks 2.4%
Itau Unibanco Holding (2) 10,068,543 52,207
52,207
Total Brazil (Cost
$117,959
)
142,137
CHILE
0.8%
Common Stocks 0.8%
Banco Santander Chile, ADR (USD) 900,742 18,186
Total Chile (Cost
$20,442
)
18,186
CHINA
33.1%
Common Stocks 28.5%
Alibaba Group Holding (HKD) (1) 1,510,624 47,939
Alibaba Group Holding, ADR (USD) (1) 376,156 95,480
Anhui Conch Cement, H Shares (HKD) 3,759,500 22,210
China Mengniu Dairy (HKD) 8,442,000 50,204
China Merchants Bank, H Shares
(HKD) 1,948,000 14,917
China Overseas Land & Investment
(HKD) 2,739,000 6,222
China Resources Beer Holdings (HKD) 2,404,000 21,195
China Resources Mixc Lifestyle
Services (HKD) (1) 175,000 921
CSPC Pharmaceutical Group (HKD) 8,212,720 8,349
ENN Energy Holdings (HKD) 655,200 10,105
Greentown Service Group (HKD) 3,770,000 4,240
Meituan , Class B (HKD) (1) 217,400 10,024
Shares $ Value
(Cost and value in $000s)
New Oriental Education & Technology
Group, ADR (USD) (1) 38,400 6,432
Ping An Insurance Group, H Shares
(HKD) 3,951,000 46,534
Sino Biopharmaceutical (HKD) 12,884,000 11,961
TAL Education Group, ADR (USD) (1) 258,464 19,871
Tencent Holdings (HKD) 2,215,200 197,382
Tencent Music Entertainment Group,
ADR (USD) (1) 415,900 11,063
Trip.com Group, ADR (USD) (1) 367,473 11,697
Yum China Holdings (USD) 212,800 12,068
608,814
Common Stocks - China A Shares
4.6%
Gree Electric Appliances of Zhuhai, A
Shares (CNH) 1,550,400 13,442
Gree Electric Appliances of Zhuhai, A
Shares (3) 100,000 868
Jiangsu Hengrui Medicine, A Shares
(CNH) 635,100 10,155
Kweichow Moutai , A Shares (CNH) 18,071 5,901
Kweichow Moutai , A Shares (3) 68,513 22,391
Midea Group, A Shares (CNH) 865,162 12,847
Ping An Insurance Group, A Shares (3) 157,200 1,919
Shanghai International Airport, A
Shares (CNH) 631,734 7,700
Songcheng Performance
Development, A Shares (3) 3,848,553 9,752
Yifeng Pharmacy Chain, A Shares
(CNH) 891,000 13,959
98,934
Total China (Cost
$346,546
)
707,748
CZECH REPUBLIC
0.3%
Common Stocks 0.3%
Komercni banka (1) 222,070 6,740
Total Czech Republic (Cost
$8,256
)
6,740
HONG KONG
3.3%
Common Stocks 3.3%
AIA Group 5,072,200 61,154
Hong Kong Exchanges & Clearing 149,100 9,533
Total Hong Kong (Cost
$35,936
)
70,687
HUNGARY
0.9%
Common Stocks 0.9%
OTP Bank (1) 418,039 19,061
Total Hungary (Cost
$16,604
)
19,061

T. ROWE PRICE Institutional Emerging Markets Equity Fund
(Unaudited)

Shares $ Value
(Cost and value in $000s)
INDIA
6.4%
Common Stocks 6.4%
HDFC Bank (1) 1,655,357 31,602
Housing Development Finance 1,357,967 44,161
Infosys 2,220,148 37,952
Kotak Mahindra Bank (1) 384,448 8,993
Maruti Suzuki India 77,229 7,628
Tata Consultancy Services 145,208 6,209
Total India (Cost
$88,109
)
136,545
INDONESIA
1.1%
Common Stocks 1.1%
Astra International 24,536,200 10,632
Bank Central Asia 5,185,500 12,472
Total Indonesia (Cost
$18,157
)
23,104
MEXICO
1.3%
Common Stocks 1.3%
Grupo Aeroportuario del Sureste , ADR
(USD) (1) 84,167 13,190
Wal-Mart de Mexico 5,304,810 15,108
Total Mexico (Cost
$22,958
)
28,298
NETHERLANDS
0.4%
Common Stocks 0.4%
Prosus 79,905 9,335
Total Netherlands (Cost
$6,691
)
9,335
PERU
1.4%
Common Stocks 1.4%
Credicorp (USD) 126,655 19,040
Southern Copper (USD) 160,600 10,665
Total Peru (Cost
$30,764
)
29,705
PHILIPPINES
1.5%
Common Stocks 1.5%
SM Investments 1,059,932 21,676
Universal Robina 3,643,200 10,223
Total Philippines (Cost
$22,427
)
31,899
POLAND
0.5%
Common Stocks 0.5%
InPost (EUR) (1) 410,698 9,868
Total Poland (Cost
$8,502
)
9,868
Shares $ Value
(Cost and value in $000s)
RUSSIA
4.5%
Common Stocks 4.5%
Mail.Ru Group, GDR (USD) (1) 362,037 9,432
Ozon Holdings, ADR (USD) (1) 136,168 6,582
Sberbank of Russia, ADR (USD) 4,215,744 57,680
X5 Retail Group, GDR (USD) 383,809 13,532
Yandex , Class A (USD) (1) 133,383 8,355
Total Russia (Cost
$75,445
)
95,581
SAUDI ARABIA
0.7%
Common Stocks 0.7%
Al Rajhi Bank 496,521 9,647
National Commercial Bank 372,936 4,287
Total Saudi Arabia (Cost
$11,676
)
13,934
SOUTH AFRICA
3.1%
Common Stocks 3.1%
Capitec Bank Holdings (1) 131,292 12,018
Clicks Group 636,242 10,454
FirstRand 3,881,018 12,190
Naspers, N Shares 76,256 17,640
Shoprite Holdings 1,540,224 14,235
Total South Africa (Cost
$63,371
)
66,537
SOUTH KOREA
13.6%
Common Stocks 12.4%
LG Household & Health Care 44,773 62,327
NAVER 123,896 37,805
Samsung Electronics 2,046,018 149,578
SK Hynix 151,019 16,488
266,198
Preferred Stocks 1.2%
Samsung Electronics (2) 395,047 25,764
25,764
Total South Korea (Cost
$108,632
)
291,962
TAIWAN
12.9%
Common Stocks 12.9%
Largan Precision 265,000 27,738
MediaTek 381,000 11,900
President Chain Store 1,710,000 16,293
Taiwan Semiconductor Manufacturing 9,923,219 209,711
Vanguard International Semiconductor 2,509,000 9,961
Total Taiwan (Cost
$105,381
)
275,603

T. ROWE PRICE Institutional Emerging Markets Equity Fund
(Unaudited)

Shares $ Value
(Cost and value in $000s)
THAILAND
1.7%
Common Stocks 1.7%
Airports of Thailand 3,512,100 6,982
CP ALL (1) 15,100,700 28,810
Total Thailand (Cost
$31,319
)
35,792
TURKEY
0.3%
Common Stocks 0.3%
BIM Birlesik Magazalar 657,874 6,474
Total Turkey (Cost
$4,680
)
6,474
UNITED ARAB EMIRATES
1.4%
Common Stocks 1.4%
First Abu Dhabi Bank 5,416,558 22,096
Shares $ Value
(Cost and value in $000s)
Network International Holdings (GBP)
(1) 1,725,661 8,039
Total United Arab Emirates (Cost
$26,036
)
30,135
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve
Fund, 0.07% (4)(5) 47,191,160 47,191
Total Short-Term Investments (Cost
$47,191) 47,191
Total Investments in Securities
100.3%
(Cost $1,250,620) $ 2,146,520
Other Assets Less Liabilities (0.3)% (6,308)
Net Assets 100.0% $ 2,140,212
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(3) China A shares held through the QFII are subject to certain restrictions.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund
(Unaudited)

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ —# $ — $ 10+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government Reserve Fund, 0.07% $ 37,151  ¤  ¤ $ 47,191^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $10 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $47,191.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
(Unaudited)

Notes to the Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Equity Fund  (the fund)  is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Institutional Emerging Markets Equity Fund

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E146-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 304,482 $ 1,716,876 $ — $ 2,021,358
Preferred Stocks — 77,971 — 77,971
Short-Term Investments 47,191 — — 47,191
Total $ 351,673 $ 1,794,847 $ — $ 2,146,520